Fixed Assets, Net (Details) - Vessels $ in Millions	6 Months Ended
	Jun. 30, 2018 USD ($) $ / T	Dec. 31, 2017 USD ($)
Fixed Assets, Net
Residual value of the fleet | $	$ 378.2	$ 378.2
Average life of scrap considered to calculate residual value of vessel, one	10 years
Average life of scrap considered to calculate residual value of vessel, two	5 years
Scrap value per ton (in dollars per ton) | $ / T	300